Offerings	Mar. 13, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Debt
Security Class Title	6.150% Notes Due 2030
Amount Registered | shares	400,000,000
Proposed Maximum Offering Price per Unit | shares	1
Maximum Aggregate Offering Price | $	$ 400,000,000
Fee Rate	0.01381%
Amount of Registration Fee | $	$ 55,240
Offering Note

(1)
Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933 and computed pursuant to Rule 457(a) and 457(f)(2) of the Securities Act of 1933.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Debt
Security Class Title	5.750% Notes Due 2029
Amount Registered | shares	350,000,000
Proposed Maximum Offering Price per Unit | shares	1
Maximum Aggregate Offering Price | $	$ 350,000,000
Fee Rate	0.01381%
Amount of Registration Fee | $	$ 48,335
Offering Note

(1)
Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933 and computed pursuant to Rule 457(a) and 457(f)(2) of the Securities Act of 1933.